Segment Information - Summary of Information on Result of Main Services and Products and Noncurrent Assets by Geographic Area (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2017
Disclosure of geographical areas [abstract]
Maximum revenue percentage represented by clients	10.00%